THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON OR BEFORE NOVEMBER 15, 2004.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

August 20, 2004
---------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $435,855 (thousands)

The entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F.

List of Other Included Managers:

         None

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
                                                                 FORM 13F Amendment No. 1
                                                                                                             (SEC USE ONLY)
QTR ENDED: 3/31/04                                   Name of Reporting Manager: Sandell Asset Management

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      Item 1:                  Item 2 :     Item 3:     Item 4:     Item 5:         Item 6:      Item 7:           Item 8:
   Name of Issuer          Title of Class   CUSIP       Fair       Shares or      Investment    Managers       Voting Authority
                                            Number      Market     Principal      Discretion      See             (Shares)
                                                        Value       Amount                      Instr.V   (a)Sole (b)Shared (c)None
                                                        (X$1000)

ALLSTREAM INC CL B              CL B LT VTG 02004C-20-4   69,019    1,228,266 SH      SOLE                 1,228,266   -        -
EXTENDED STAY AMERICA           COM         30224P-10-1   31,379    1,620,000 SH      SOLE                 1,620,000   -        -
FIRST SENTINEL BANCORP          COM         33640T-10-3    1,688       79,805 SH      SOLE                    79,805   -        -
FREEMARKETS INC                 COM         356602-10-2    1,622      197,112 SH      SOLE                   197,112   -        -
GUCCI GROUP  NV                 COM         401566-10-4      427        5,000 SH      SOLE                     5,000   -        -
GUCCI GROUP NV - CALL           COM         401566-10-4   25,641      300,000 CALL    SOLE                   300,000   -        -
GUCCI GROUP N/V - PUT           COM         401566-10-4   17,949      210,000 PUT     SOLE                   210,000   -        -
JOHN HANCOCK FINANCIAL SERVICES COM         41014S-10-6  197,509    4,520,700 SH      SOLE                 4,520,700   -        -
LOCAL FINANCIAL CORP            COM         539553-10-7   11,857      543,888 SH      SOLE                   543,888   -        -
MAXWELL SHOE CORP               COM         577766-10-8    5,195      230,900 SH      SOLE                   230,900   -        -
POWERWAVE TECHNOLOGIES CORP     COM         739363-10-9    1,794      230,000 PUT     SOLE                   230,000   -        -
PROVIDENT FINANCIAL SERVICES    COM         74386T-10-5      237       12,700 SH      SOLE                    12,700   -        -
TITAN CORP                      COM         888266-10-3   55,582    2,752,955 SH      SOLE                 2,752,955   -        -
XICO INC                        COM         984903-10-4   15,956    1,048,364 SH      SOLE                 1,048,364   -        -

                                            Value Total$ 435,855

                                            Entry Total:      14

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